Pioneer Mid Cap Value Fund
Schedule of Investments  |  January 31, 2023

A: PCGRX	C: PCCGX	K: PMCKX	R: PCMRX	Y: PYCGX

Schedule of Investments  |  1/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.0%
	Common Stocks — 97.2% of Net Assets
	Auto Components — 2.3%
119,767	Lear Corp.	$ 17,459,633
	Total Auto Components	$17,459,633
	Banks — 10.6%
481,412	Citizens Financial Group, Inc.	$ 20,854,768
70,627	M&T Bank Corp.	11,017,812
880,981	Regions Financial Corp.	20,738,292
337,410	Truist Financial Corp.	16,664,680
216,874	Zions Bancorp N.A.	11,529,022
	Total Banks	$80,804,574
	Beverages — 2.5%
359,132	Molson Coors Beverage Co., Class B	$ 18,883,161
	Total Beverages	$18,883,161
	Building Products — 1.5%
64,645	Trane Technologies Plc	$ 11,579,212
	Total Building Products	$11,579,212
	Capital Markets — 3.9%
323,296	State Street Corp.	$ 29,526,624
	Total Capital Markets	$29,526,624
	Chemicals — 2.2%
287,791	Dow, Inc.	$ 17,080,396
	Total Chemicals	$17,080,396
	Communications Equipment — 1.5%
43,994	Motorola Solutions, Inc.	$ 11,306,898
	Total Communications Equipment	$11,306,898
	Consumer Finance — 1.8%
118,870	Discover Financial Services	$ 13,875,695
	Total Consumer Finance	$13,875,695
	Containers & Packaging — 1.5%
476,554	Graphic Packaging Holding Co.	$ 11,480,186
	Total Containers & Packaging	$11,480,186
	Electric Utilities — 2.1%
384,086	Exelon Corp.	$ 16,204,588
	Total Electric Utilities	$16,204,588
1Pioneer Mid Cap Value Fund |  | 1/31/23

Shares		Value
	Electrical Equipment — 3.2%
79,780	Eaton Corp. Plc	$ 12,941,114
131,678	Emerson Electric Co.	11,879,989
	Total Electrical Equipment	$24,821,103
	Electronic Equipment, Instruments & Components — 2.0%
50,029	CDW Corp.	$ 9,807,185
107,365	National Instruments Corp.	5,797,710
	Total Electronic Equipment, Instruments & Components	$15,604,895
	Energy Equipment & Services — 1.0%
194,937	Halliburton Co.	$ 8,035,303
	Total Energy Equipment & Services	$8,035,303
	Entertainment — 1.0%
514,226(a)	Warner Bros Discovery, Inc.	$ 7,620,829
	Total Entertainment	$7,620,829
	Equity Real Estate Investment Trusts (REITs) — 8.1%
57,623	Extra Space Storage, Inc.	$ 9,094,638
125,982	First Industrial Realty Trust, Inc.	6,721,140
266,873	Gaming and Leisure Properties, Inc.	14,293,718
211,431	Healthpeak Properties, Inc.	5,810,124
343,689	Host Hotels & Resorts, Inc.	6,478,537
85,712	Iron Mountain, Inc.	4,678,161
650,456	Kimco Realty Corp.	14,609,242
	Total Equity Real Estate Investment Trusts (REITs)	$61,685,560
	Food Products — 0.5%
165,077(a)	Hostess Brands, Inc.	$ 3,818,231
	Total Food Products	$3,818,231
	Health Care Equipment & Supplies — 2.6%
155,637	Zimmer Biomet Holdings, Inc.	$ 19,818,816
	Total Health Care Equipment & Supplies	$19,818,816
	Health Care Providers & Services — 0.9%
89,222	Cardinal Health, Inc.	$ 6,892,399
	Total Health Care Providers & Services	$6,892,399
	Hotels, Restaurants & Leisure — 4.6%
65,816	Darden Restaurants, Inc.	$ 9,738,794
130,838(a)	Expedia Group, Inc.	14,954,783
70,241	Hilton Worldwide Holdings, Inc.	10,191,267
	Total Hotels, Restaurants & Leisure	$34,884,844
Pioneer Mid Cap Value Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Shares		Value
	Household Durables — 1.9%
146,052	Lennar Corp., Class A	$ 14,955,725
	Total Household Durables	$14,955,725
	Insurance — 6.3%
151,262	Aflac, Inc.	$ 11,117,757
173,985(a)	Brighthouse Financial, Inc.	9,790,136
193,505	Hartford Financial Services Group, Inc.	15,017,923
464,709	Old Republic International Corp.	12,263,670
	Total Insurance	$48,189,486
	Internet & Direct Marketing Retail — 1.0%
160,877	eBay, Inc.	$ 7,963,411
	Total Internet & Direct Marketing Retail	$7,963,411
	Machinery — 6.3%
109,591	AGCO Corp.	$ 15,137,805
285,732	Ingersoll Rand, Inc.	16,000,992
121,822	PACCAR, Inc.	13,316,363
43,539	Stanley Black & Decker, Inc.	3,888,468
	Total Machinery	$48,343,628
	Media — 3.5%
172,470	Fox Corp., Class A	$ 5,853,632
351,988	Interpublic Group of Cos., Inc.	12,833,482
210,110(a)	Liberty Media Corp.-Liberty SiriusXM	8,467,433
	Total Media	$27,154,547
	Metals & Mining — 2.3%
77,919	Reliance Steel & Aluminum Co.	$ 17,722,676
	Total Metals & Mining	$17,722,676
	Multi-Utilities — 3.8%
453,168	CenterPoint Energy, Inc.	$ 13,649,420
248,727	Public Service Enterprise Group, Inc.	15,403,663
	Total Multi-Utilities	$29,053,083
	Oil, Gas & Consumable Fuels — 6.0%
109,720	Chord Energy Corp.	$ 15,726,168
651,962	Coterra Energy, Inc.	16,318,609
546,222	Range Resources Corp.	13,666,474
	Total Oil, Gas & Consumable Fuels	$45,711,251
	Pharmaceuticals — 1.2%
298,054	Organon & Co.	$ 8,980,367
	Total Pharmaceuticals	$8,980,367
3Pioneer Mid Cap Value Fund |  | 1/31/23

Shares		Value
	Real Estate Management & Development — 0.9%
82,649(a)	CBRE Group, Inc., Class A	$ 7,067,316
	Total Real Estate Management & Development	$7,067,316
	Road & Rail — 1.1%
43,394	JB Hunt Transport Services, Inc.	$ 8,203,636
	Total Road & Rail	$8,203,636
	Semiconductors & Semiconductor Equipment — 1.6%
117,143	MKS Instruments, Inc.	$ 11,986,072
	Total Semiconductors & Semiconductor Equipment	$11,986,072
	Specialty Retail — 2.6%
130,174	Foot Locker, Inc.	$ 5,663,871
118,116	Ross Stores, Inc.	13,960,130
	Total Specialty Retail	$19,624,001
	Technology Hardware, Storage & Peripherals — 1.6%
765,189	Hewlett Packard Enterprise Co.	$ 12,342,499
	Total Technology Hardware, Storage & Peripherals	$12,342,499
	Textiles, Apparel & Luxury Goods — 1.1%
66,594	Ralph Lauren Corp.	$ 8,247,667
	Total Textiles, Apparel & Luxury Goods	$8,247,667
	Trading Companies & Distributors — 2.2%
261,860(a)	AerCap Holdings NV	$ 16,552,171
	Total Trading Companies & Distributors	$16,552,171
	Total Common Stocks (Cost $604,180,062)	$743,480,483

Pioneer Mid Cap Value Fund |  | 1/31/234

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
14,116,177(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 14,116,177
		$14,116,177
	TOTAL SHORT TERM INVESTMENTS (Cost $14,116,177)	$14,116,177
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.0% (Cost $618,296,239)	$757,596,660
	OTHER ASSETS AND LIABILITIES — 1.0%	$7,558,794
	net assets — 100.0%	$765,155,454

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$743,480,483	$—	$—	$743,480,483
Open-End Fund	14,116,177	—	—	14,116,177
Total Investments in Securities	$757,596,660	$—	$—	$757,596,660
During the period ended January 31, 2023, there were no transfers in or out of Level 3.
5Pioneer Mid Cap Value Fund |  | 1/31/23